Earnings (loss) per share (Details Narrative) - shares shares in Millions	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	10.5	7.4
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	39.0	42.0